Accounts Receivable and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Trade And Other Accounts Receivables [Abstract]
Summary of Accounts Receivable and Other Receivables
As at	March 31,
	2019	2018
	$	$
Trade accounts receivable, net (a)	57,011	23,117
Trade accounts receivable from shareholders exercising significant influence	9,653	9,842
Other receivables	482	803
	67,146	33,762

(a)

As at March 31, 2019, amounts owing from one client represented, individually, more than 10% of the total trade accounts receivable and, globally, 14% of the total trade accounts receivable (two clients represented 41% of the total trade accounts receivable as at March 31, 2018).